SUBSEQUENT EVENT (Details) (Subsequent Event, USD $)	Feb. 06, 2013
Subsequent Event [Line Items]
Terms of exchange transaction, amount of principal debt surrenered for new debt principal	$ 1,000
Terms of exchange transaction, amount of principal received for debt principal surrendered	1,260
New Notes [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Amount of debt to be surrendered in exchange transaction	69,300,000
Stated interest rate (in hundredths)	9.50%
Senior secured credit facility due 2015
Subsequent Event [Line Items]
Amount of debt to be received in exchange transaction	$ 55,000,000